Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2013
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK TAX-EXEMPT SERIES FUND
Central Index Key	dei_EntityCentralIndexKey	0000811921
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 19, 2013
Prospectus Date	rr_ProspectusDate	Oct. 01, 2013
Supplement -- [Text Block]	jhcatxfrif_SupplementTextBlock_04

John Hancock Massachusetts Tax-Free Income Fund
Supplement dated November 19, 2013 to the current Prospectus

In the "Fund summary — Principal risks" section, the subsection "State-specific risk" is hereby revised and restated as follows:

State/region risk. Investing heavily in any one state or region increases exposure to losses in securities of that state's or region's issuers. Because the fund invests mainly in bonds from a single state, its performance is affected by local, state, and regional factors. These factors may include economic or political changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers. Massachusetts' economy is driven extensively by education, healthcare, financial services, and high technology.

The fund may invest in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies, or other U.S. territories, which generally are tax-exempt.

In recent years, Puerto Rico has experienced a recession and difficult economic conditions. Adverse economic, market, political, or other conditions within Puerto Rico may negatively affect the value of the fund's holdings in Puerto Rican municipal obligations.

John Hancock New York Tax-Free Income Fund
Supplement dated November 19, 2013 to the current Prospectus

In the "Fund summary — Principal risks" section, the subsection "State-specific risk" is hereby revised and restated as follows:

State/region risk. Investing heavily in any one state or region increases exposure to losses in securities of that state's or region's issuers. Because the fund invests mainly in bonds from a single state, its performance is affected by local, state, and regional factors. These factors may include economic or political changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers. Though large and diversified, New York's economy is heavily influenced by the high-wage financial services industry.

The fund may invest in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies, or other U.S. territories, which generally are tax-exempt.

In recent years, Puerto Rico has experienced a recession and difficult economic conditions. Adverse economic, market, political, or other conditions within Puerto Rico may negatively affect the value of the fund's holdings in Puerto Rican municipal obligations.

(John Hancock Massachusetts Tax-Free Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

State/region risk. Investing heavily in any one state or region increases exposure to losses in securities of that state's or region's issuers. Because the fund invests mainly in bonds from a single state, its performance is affected by local, state, and regional factors. These factors may include economic or political changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers. Massachusetts' economy is driven extensively by education, healthcare, financial services, and high technology.

The fund may invest in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies, or other U.S. territories, which generally are tax-exempt.

In recent years, Puerto Rico has experienced a recession and difficult economic conditions. Adverse economic, market, political, or other conditions within Puerto Rico may negatively affect the value of the fund's holdings in Puerto Rican municipal obligations.

(John Hancock New York Tax-Free Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

State/region risk. Investing heavily in any one state or region increases exposure to losses in securities of that state's or region's issuers. Because the fund invests mainly in bonds from a single state, its performance is affected by local, state, and regional factors. These factors may include economic or political changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers. Though large and diversified, New York's economy is heavily influenced by the high-wage financial services industry.

The fund may invest in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies, or other U.S. territories, which generally are tax-exempt.

In recent years, Puerto Rico has experienced a recession and difficult economic conditions. Adverse economic, market, political, or other conditions within Puerto Rico may negatively affect the value of the fund's holdings in Puerto Rican municipal obligations.